TAXES IN INSTALLMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 160,181	R$ 229,824
Current	56,226	75,735
Non-current	103,955	154,089
Federal Refis Law [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	9,942	9,942
Federal Refis Law 1 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	28,663	34,775
Other Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 121,576	R$ 185,107